Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Information [Abstract]
Segment Information

16.    Segment Information

Disclosure requirements about segments of an enterprise establish standards for reporting information regarding operating segments in annual financial statements. These requirements include presenting selected information for each segment. Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding how to allocate resources and assess performance. The Company’s chief decision-maker is its chief executive officer. The Company and its chief decision-maker view the Company’s operations and manage its business as one operating segment.

The following presents the revenue by geographic region:

	Three months ended		Six months ended
	2022	June 30 2021	2022	June 30 2021
United States	$4,253,553	$2,080,913	$8,139,712	$4,283,999
Canada	80,158	3,727	157,229	23,716
Other	65,601	40,239	147,136	149,627
	$4,399,312	$2,124,879	$8,444,077	$4,457,342

The Company tracks assets by physical location. Long-lived assets consists of capital assets, net, and are shown below:

	June 30 2022	December 31, 2021
United States	$4,540,938	$927,322
Canada	478,627	359,527
	$5,019,565	$1,286,849

18.    Segment Information

Disclosure requirements about segments of an enterprise establish standards for reporting information regarding operating segments in annual financial statements. These requirements include presenting selected information for each segment. Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding how to allocate resources and assess performance. The Company’s chief decision-maker is its chief executive officer. The Company and its chief decision-maker view the Company’s operations and manage its business as one operating segment.

The following presents the revenue by geographic region:

	2021	2020
United States	$9,188,396	$4,339,262
Canada	130,009	120,480
Other	147,958	97,811
	$9,466,363	$4,557,553

The Company tracks assets by physical location. Long-lived assets consists of capital assets, net, and are shown below:

	2021	2020
United States	$927,322	$—
Canada	359,527	—
	$1,286,849	$—